SCHEDULE OF OTHER CURRENT ASSETS (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to vendors	¥ 174,116	¥ 103,747
Prepaid expenses	115,300	70,621
Others	64,163	58,422
Total	¥ 353,579	¥ 232,790